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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585


                      Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

  Pioneer Research Fund

  Schedule of Investments  09/30/2006

  Shares                                                            Value

           Common Stocks - 98.1 %
           Energy - 9.1 %
           Integrated Oil & Gas - 7.1 %
   56,026  Chevron Corp.                                          $3,633,846
   37,503  ConocoPhillips                                          2,232,554
    9,442  Suncor Energy, Inc.                                      680,296
   19,530  Marathon Oil Corp.                                      1,501,857
                                                                  $8,048,553
           Oil & Gas Drilling - 1.1 %
   20,416  Noble Corp.                                            $1,310,299
           Oil & Gas Equipment & Services - 0.9 %
   24,067  Weatherford Intl., Inc. *                              $1,004,075
           Total Energy                                           $10,362,927
           Materials - 2.8 %
           Aluminum - 0.6 %
   24,170  Alcoa, Inc.                                            $ 677,727
           Diversified Chemical - 0.8 %
    9,225  Ashland, Inc.                                          $ 588,371
    7,191  Dow Chemical Co.                                         280,305
                                                                  $ 868,676
           Industrial Gases - 1.4 %
   10,262  Air Products & Chemicals, Inc.                         $ 681,089
   15,645  Praxair, Inc.                                            925,558
                                                                  $1,606,647
           Total Materials                                        $3,153,050
           Capital Goods - 8.7 %
           Aerospace & Defense - 1.5 %
   12,884  Northrop Grumman Corp.                                 $ 877,014
   12,689  United Technologies Corp.                                803,848
                                                                  $1,680,862
           Construction & Farm Machinery & Heavy Trucks - 2.8 %
   25,384  Deere & Co.                                            $2,129,971
   22,660  Terex Corp. *                                           1,024,685
                                                                  $3,154,656
           Electrical Component & Equipment - 0.8 %
   19,244  Thomas & Betts Corp. *                                 $ 918,131
           Industrial Conglomerates - 3.6 %
   25,347  3M Co.                                                 $1,886,324
   81,552  Tyco International, Ltd.                                2,282,640
                                                                  $4,168,964
           Total Capital Goods                                    $9,922,613
           Commercial Services & Supplies - 0.8 %
           Diversified Commercial Services - 0.3 %
    4,911  The Dun & Bradstreet Corp. *                           $ 368,276
           Office Services & Supplies - 0.5 %
   12,599  Pitney Bowes, Inc.                                     $ 559,018
           Total Commercial Services & Supplies                   $ 927,294
           Transportation - 1.6 %
           Railroads - 1.6 %
    6,975  Burlington Northern, Inc.                              $ 512,244
   14,801  Norfolk Southern Corp. *                                 651,984
    7,720  Union Pacific Corp.                                      679,360
                                                                  $1,843,588
           Total Transportation                                   $1,843,588
           Automobiles & Components - 0.3 %
           Auto Parts & Equipment - 0.3 %
    2,955  Johnson Controls, Inc.                                 $ 211,992
    2,165  Magna International, Inc.                                158,110
                                                                  $ 370,102
           Total Automobiles & Components                         $ 370,102
           Consumer Durables & Apparel - 0.5 %
           Apparel, Accessories & Luxury Goods - 0.5 %
   13,427  Liz Claiborne, Inc.                                    $ 530,501
           Total Consumer Durables & Apparel                      $ 530,501
           Consumer Services - 2.4 %
           Casinos & Gaming - 0.3 %
    9,220  Scientific Games Corp *                                $ 293,196
           Hotels, Resorts & Cruise Lines - 0.8 %
   18,258  Carnival Corp.                                         $ 858,674
           Restaurants - 1.3 %
   39,049  McDonald's Corp.                                       $1,527,597
           Total Consumer Services                                $2,679,467
           Media - 3.7 %
           Broadcasting & Cable TV - 1.6 %
   48,676  Comcast Corp. *                                        $1,793,711
           Movies & Entertainment - 1.5 %
   37,540  The Walt Disney Co.                                    $1,160,361
   13,441  Viacom, Inc. (Class B)                                   499,736
                                                                  $1,660,097
           Publishing - 0.6 %
   12,366  McGraw-Hill Co., Inc.                                  $ 717,599
           Total Media                                            $4,171,407
           Retailing - 4.2 %
           Apparel Retail - 0.7 %
   12,213  Abercrombie & Fitch Co.                                $ 848,559
           Department Stores - 2.3 %
   25,682  Federated Department Stores, Inc.                      $1,109,719
   21,348  J.C. Penney Co., Inc. (b)                               1,459,990
                                                                  $2,569,709
           General Merchandise Stores - 1.2 %
   25,322  Target Corp.                                           $1,399,041
           Total Retailing                                        $4,817,309
           Food & Drug Retailing - 1.6 %
           Drug Retail - 0.4 %
   15,289  CVS Corp.                                              $ 491,083
           Hypermarkets & Supercenters - 1.2 %
   27,406  Wal-Mart Stores, Inc.                                  $1,351,664
           Total Food & Drug Retailing                            $1,842,747
           Food, Beverage & Tobacco - 4.6 %
           Brewers - 0.4 %
   10,430  Anheuser-Busch Companies, Inc. *                       $ 495,529
           Packaged Foods & Meats - 0.9 %
   10,007  Campbell Soup Co.                                      $ 365,256
   11,722  General Mills, Inc.                                      663,465
                                                                  $1,028,721
           Soft Drinks - 1.1 %
   18,960  PepsiCo, Inc.                                          $1,237,330
           Tobacco - 2.2 %
   28,348  Altria Group, Inc.                                     $2,170,039
    6,020  UST, Inc.                                                330,077
                                                                  $2,500,116
           Total Food, Beverage & Tobacco                         $5,261,696
           Household & Personal Products - 2.6 %
           Household Products - 2.6 %
    8,227  Kimberly-Clark Corp.                                   $ 537,717
   39,263  Procter & Gamble Co.                                    2,433,521
                                                                  $2,971,238
           Total Household & Personal Products                    $2,971,238
           Health Care Equipment & Services - 4.2 %
           Health Care Equipment - 0.8 %
   18,820  Edwards Lifesciences Group *                           $ 876,824
           Health Care Services - 2.5 %
    9,144  Caremark Rx, Inc.                                      $ 518,190
    5,396  Fresenius Medical Care AG                                701,129
    9,979  Laboratory Corporation of America Holdings *             654,323
   15,921  Medco Health Solutions, Inc. *                           957,011
                                                                  $2,830,653
           Health Care Technology - 0.5 %
   20,869  IMS Health, Inc.                                       $ 555,950
           Managed Health Care - 0.4 %
    9,187  Coventry Health Care, Inc *                            $ 473,314
           Total Health Care Equipment & Services                 $4,736,741
           Pharmaceuticals & Biotechnology - 8.4 %
           Biotechnology - 1.8 %
   14,799  Amgen, Inc. *                                          $1,058,572
   25,054  Cubist Pharmaceuticals, Inc. * (b)                       544,674
   14,394  Vertex Pharmaceuticals, Inc. *                           484,358
                                                                  $2,087,604
           Pharmaceuticals - 6.6 %
   16,831  Astrazeneca Plc                                        $1,051,333
   88,643  Bristol-Myers Squibb Co.                                2,208,984
   44,060  Merck & Co., Inc.                                       1,846,114
   60,850  Schering-Plough Corp.                                   1,344,177
   29,505  Teva Pharmaceutical Industries, Ltd.  (b)               1,005,825
                                                                  $7,456,433
           Total Pharmaceuticals & Biotechnology                  $9,544,037
           Banks - 5.5 %
           Diversified Banks - 2.2 %
   25,442  U.S. Bancorp                                           $ 845,183
   29,082  Wachovia Corp.                                          1,622,776
                                                                  $2,467,959
           Regional Banks - 1.6 %
   11,554  PNC Bank Corp.                                         $ 836,972
    6,222  SunTrust Banks, Inc.                                     480,836
    6,529  Zions Bancorporation *                                   521,079
                                                                  $1,838,887
           Thrifts & Mortgage Finance - 1.7 %
   11,746  Freddie Mac                                            $ 779,112
   88,421  Hudson City Bancorp, Inc.                               1,171,578
                                                                  $1,950,690
           Total Banks                                            $6,257,536
           Diversified Financials - 10.5 %
           Asset Management & Custody Banks - 1.8 %
   28,482  Federated Investors, Inc.                              $ 962,976
   10,096  Franklin Resources, Inc.                                1,067,652
                                                                  $2,030,628
           Consumer Finance - 2.2 %
   43,975  American Express Co.                                   $2,466,118
           Investment Banking & Brokerage - 2.5 %
   37,052  Merrill Lynch & Co., Inc.                              $2,898,207
           Other Diversified Finance Services - 4.0 %
   23,795  Bank of America Corp.                                  $1,274,698
   65,208  Citigroup, Inc.                                         3,238,881
                                                                  $4,513,579
           Total Diversified Financials                           $11,908,532
           Insurance - 4.8 %
           Insurance Brokers - 0.7 %
   23,752  Aon Corp.                                              $ 804,480
           Life & Health Insurance - 0.8 %
   15,851  MetLife, Inc.                                          $ 898,435
           Multi-Line Insurance - 2.9 %
   29,833  American International Group, Inc.                     $1,976,735
   15,231  Hartford Financial Services Group, Inc.                 1,321,289
                                                                  $3,298,024
           Reinsurance - 0.4 %
   12,957  Platinum Underwriter Holdings, Ltd.                    $ 399,464
           Total Insurance                                        $5,400,403
           Software & Services - 5.6 %
           Internet Software & Services - 0.6 %
   26,000  Yahoo!, Inc. * (b)                                     $ 657,280
           IT Consulting & Other Services - 0.3 %
   10,623  Accenture, Ltd.                                        $ 336,855
           Systems Software - 4.7 %
   27,038  Macrovision Corp. *                                    $ 640,530
   99,322  Microsoft Corp. *                                       2,714,470
   69,080  Oracle Corp. *                                          1,225,479
   35,382  Symantec Corp. *                                         752,929
                                                                  $5,333,408
           Total Software & Services                              $6,327,543
           Technology Hardware & Equipment - 6.9 %
           Communications Equipment - 4.0 %
  113,255  Cisco Systems, Inc. *                                  $2,604,865
   79,216  Corning, Inc. *                                         1,933,663
                                                                  $4,538,528
           Computer Hardware - 2.9 %
   21,948  Apple Computer, Inc. *                                 $1,690,654
   46,300  Palm, Inc. * (b)                                         674,128
  178,080  Sun Microsystems, Inc. *                                 885,058
                                                                  $3,249,840
           Total Technology Hardware & Equipment                  $7,788,368
           Semiconductors - 2.7 %
   31,900  Advanced Micro Devices, Inc. *                         $ 792,715
    7,800  Freescale Semiconductors                                 296,480
   30,920  National Semiconductor Corp.                             727,548
   27,788  Texas Instruments, Inc.                                  923,951
   26,900  Xilinx, Inc.                                             590,455
                                                                  $3,331,149
           Total Semiconductors                                   $3,331,149
           Telecommunication Services - 3.3 %
           Integrated Telecommunication Services - 2.5 %
   78,484  Verizon Communications, Inc.                           $2,914,111
           Wireless Telecommunication Services - 0.8 %
   51,679  Sprint Nextel Corp.                                    $ 886,295
           Total Telecommunication Services                       $3,800,406
           Utilities - 3.3 %
           Electric Utilities - 1.1 %
   31,742  Allegheny Energy, Inc. *                               $1,275,076
           Gas Utilities - 0.8 %
   11,418  Questar Corp.                                          $ 933,650
           Independent Power Producer & Energy Traders - 1.4 %
   13,304  NRG Energy, Inc. * (b)                                 $ 602,671
   14,969  TXU Corp.                                                935,862
                                                                  $1,538,533
           Total Utilities                                        $3,747,259
           TOTAL COMMON STOCKS
           (Cost  $102,671,251)                                   $111,695,913

           Temporary Cash Investments - 6.2 %
           Repurchase Agreement - 2.6 %
  2,900,000UBS Warburg, Inc., 5.0%,  dated 9/30/06, repurchase price of
$2,900,000
           plus accrued interest on 10/2/06 collateralized by $2,857,000 U.S. Treasury
           Bill, 5.125%, 6/30/11                                  $2,900,000
           Security Lending Collateral - 3.6 %
  4,039,800Security Lending Investment Fund, 5.37%                $4,039,800
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $6,939,800)                                     $6,939,800

           TOTAL INVESTMENT IN SECURITIES - 104.2%
           (Cost  $109,611,051)                                   $118,635,713

           OTHER ASSETS AND LIABILITIES - (4.2)%                  $(5,074,621)

           TOTAL NET ASSETS - 100.0%                              $113,561,092

       *   Non-income producing security

     (a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $109,611,051 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost              $11,873,210

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value               (2,848,548)

           Net unrealized gain                                    $9,024,662

     (b)   At September 30, 2006, the following securities were out on loan:

  Shares                          Security                         Market Value
  24,803   Cubist Pharmaceuticals, Inc. *                         $ 539,217
  11,508   NRG Energy, Inc. *                                       521,312
  45,837   Palm, Inc. *                                             667,387
  18,994   J.C. Penney Co., Inc.                                   1,298,300
  26,577   Teva Pharmaceutical Industries, Ltd. * .                 906,010
    400    Yahoo!, Inc. *                                            10,112
           Total                                                  $3,942,338



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.